Taxes - Schedule of Reconciliation Between the Company’s Actual Provision for Income Taxes (Details)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
Schedule of Reconciliation Between the Company Actual Provision for Income Taxes [Abstract]
Income before income tax	$ 534,567	$ 4,191,003	$ 7,599,678	$ 6,742,758
Hong Kong statutory income tax rate, Amount	$ 88,202	$ 691,515	$ 1,253,947	$ 1,112,555
Hong Kong statutory income tax rate, Percent	16.50%	16.50%	16.50%	16.50%
Prior years’ adjustments				$ 292,510
Domestic tax effects
Hong Kong preferential income tax rate, Amount	$ (21,046)	$ (165,000)	(165,000)	(165,000)
Hong Kong preferential income tax rate, Percent	(3.90%)	(3.90%)
Non-taxable bank interest income, Amount	$ (1,151)	$ (9,023)	(17,590)	(24,415)
Non-taxable bank interest income, Percent	(0.20%)	(0.20%)
Non-deductible professional fees, Amount	$ 90,799	$ 711,858	97,008	201,627
Non-deductible professional fees, percent	17.00%	17.00%
Tax credit, Amount	$ (383)	$ (3,000)	(1,500)	(3,000)
Tax credit, percent	(0.10%)	(0.10%)
Accrued penalty, Amount	$ 18,030	$ 141,356
Accrued penalty, percent	3.40%	3.40%
Other	$ 160	$ 1,245
Other, Percent	0.00%	0.00%
Foreign tax effects
BVI, Amount
BVI, Percent
Statutory income tax rate difference between BVI and Hong Kong, Amount	$ 51,500	$ 403,756	184,302	65,702
Statutory income tax rate difference between BVI and Hong Kong, Percent	9.60%	9.60%
Total income tax expense	$ 226,111	$ 1,772,707	$ 1,351,167	$ 1,479,979
Effective tax rate	42.30%	42.30%	17.80%	21.90%